Convertible senior notes - Additional Information (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2019 USD ($)
Convertible senior notes
Effective interest rate	2.07%	2.07%
Repurchase of convertible senior notes			¥ 701	$ 102	¥ 133
Principal amount of convertible notes			699	101	131
Convertible senior notes amortized cost			689	100	119
Income from the repurchase of convertible senior notes			10	$ 1	12
Convertible Senior Notes
Convertible senior notes
Principal amount of convertible debt								$ 300
Debt interest rate	1.00%							1.00%
Debt maturity	Jul. 01, 2026	Jul. 01, 2026
Proceeds from convertible debt net	¥ 2,290	$ 334
Debt issuance cost	¥ 73							$ 11
Proceeds from convertible debt gross		$ 345
Debt carrying amount gross			0		685	$ 0
Debt unamortized expenses			0		¥ 4	0
Debt carrying amount net			¥ 0			$ 0	$ 681
Convertible Senior Notes | Additional Notes
Convertible senior notes
Principal amount of convertible debt								$ 45